CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2022
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and amounts reported in the consolidated financial statements and accompanying notes. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The critical accounting estimates and judgments that we believe to have the most significant impact on our consolidated financial statements are described below.
CONTINGENT CONSIDERATION
Contingent consideration is a contractual obligation resulting from purchase of a business from third parties and is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets a definition of financial instrument is classified as equity, then it is not remeasured and settlement is accounted in equity. Otherwise, contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss. As of December 31, 2022 the Group valued contingent consideration using an option approach methodology.
Assumptions as part of the option approach methodology to determine the fair value of the contingent consideration as of December 31, 2022 are disclosed in Note 5.
ACCOUNTING FOR BUSINESS COMBINATIONS
The Company is required to allocate the acquisition cost of entities and activities through business combinations on the basis of the fair value of the acquired assets and assumed liabilities. The Company uses external valuations to determine the fair value. The valuations include management estimates and assumptions as to future cash flow projections from the acquired business and selection of models to compute the fair value of the acquired components and their depreciation period. Estimates made by management influence the amounts of the acquired assets and assumed liabilities and the depreciation and amortization of acquired assets in profit or loss. Reference is made to Note 5 of the consolidated financial statements.

ACCOUNTING FOR ASSETS ACQUISITIONS
As amended, IFRS 3 defines a business as an integrated set of activities and assets, which must include at a minimum an input and a substantive process that together significantly contribute to the ability to create output. Entities are also allowed to perform an optional concentration test. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar assets, the acquired integrated set does not constitute a business.
During the years ended December 31, 2022 and 2021, the Group made separate acquisitions of intellectual property consisting of domain names, as disclosed in Note 8. For all acquisitions, the Company elected to bypass the optional concentration test and evaluated if a substantive process was acquired. The Company concluded that no substantive processes were included in any of the acquisitions. When no workforce is acquired, a process is considered substantive when it is unique or scarce. The Group did not acquire any workforce, and promptly transitioned the acquired assets onto its technology platform, integrating them into its existing processes. The legacy processes underlying the acquired assets were not unique or scarce, as they were based on commercially available Internet technologies and did not incorporate any substantive know-how. The Group concluded that all acquisitions of intellectual property, other than disclosed in Note 5, were acquisitions of assets with no substantive processes acquired.
INDEFINITE LIFE INTANGIBLE ASSETS
The acquired domain names, together with the related assets, are assigned an indefinite useful life when there is evidence based on the analysis of the applicable market trends and circumstances, management plans, expected usage and information about the ongoing cash inflows that the asset will be able to generate cash flows to the Group for an indefinite period. Indefinite-life intangibles are not amortized but are tested for impairment annually as of December 31. In addition, the Group reassesses in each period the assumptions underlying the useful life of indefinite-life intangible assets and assigns such assets a finite life if indicated by changes in the applicable facts and circumstances. Finite-life domain names and the related assets are amortized using the straight-line method over the estimated period during which they are expected to continue to generate cash flows for the Group.
During the years ended December 31, 2022 and 2021, the Group had domain name intangibles with an indefinite useful life and the aggregate carrying value of $69,554 and $22,642, respectively. The Group also had one finite-life mobile apps intangible asset, which was amortized over its useful life of 48 months and had a carrying value of nil and $1,280 at December 31, 2022 and 2021 respectively. At December 31, 2022 and 2021, the Group has concluded no changes to the useful lives of these assets were necessary.
Intangible assets with an indefinite useful life are tested for impairment annually at December 31. For the purposes of impairment assessment, assets are grouped at the lowest level which generates cash inflows that are largely independent of the cash inflows of the remaining assets (cash-generating units). Through December 31, 2022, substantially all of the Group’s cash inflows have been generated from performance marketing assets and fantasy sports assets. The Group determined it has two cash-generating units.
As of December 31, 2022, the Group tested its performance marketing and fantasy sports indefinite-life intangible assets separately for impairment; goodwill was allocated to the performance marketing cash-generating unit. The recoverable amount of the performance marketing cash-generating unit was based on projected cash flows for 2023—2033 in which an average annual rate of growth between 3% and 20% was assumed and a long-term sustainable growth rate of 3% was applied. The projected cash flows were discounted using a discount rate of 15%. The effective tax rate was estimated at 15%. The recoverable amount of the fantasy sports cash-generating unit was based on projected cash flows for 2023—2033 in which an average annual rate of growth between 3% and 24% was assumed and a long-term sustainable growth rate of 3% was applied. The management concluded that the 10 year projected cash flows is appropriate until the company reaches normalized level of growth. The projected cash flows were discounted using a discount rate of 15%. The effective tax rate was estimated between 0% and 25%. The methods for determining the significant inputs and assumptions are based on experience and expectations regarding market performance.
The Group concluded that the recoverable amount is significantly in excess of the assets’ carrying amount, and accordingly a sensitivity analysis in this regard is not disclosed. Consequently, the Group concluded no impairment charges were necessary.
When a triggering event arises, it may be necessary to test an asset for impairment at an individual asset level. This is the case when the asset’s fair value less costs to sell and value in use are both negligible. As of December 31, 2022, 2021 and 2020, no intangible assets met the criteria to be tested at the individual asset level.
CAPITALIZATION AND IMPAIRMENT OF INTERNALLY DEVELOPED INTANGIBLE ASSETS
Management reviews expenditures, including wages and benefits for employees, incurred on development activities and based on their judgment of the costs incurred assesses whether the expenditure meets the capitalization criteria set out in IAS 38 and the intangible assets accounting policy within the notes to our consolidated financial statements. Management considers if additional expenditure on projects relates to maintenance or new development projects. In addition, the useful life of capitalized development costs is determined by management at the time the software is brought into use and is regularly reviewed for appropriateness. For unique software products we control and develop, the life is based on historical experience with similar products as well as anticipation of future events, which may impact their useful economic life, such as changes in technology. Management reviews intangible assets at each reporting period to determine potential impairment whenever events or changes in circumstances indicate that the carrying amount of an intangible asset may not be fully recoverable. Recoverability is measured by comparing the carrying amount of the intangible asset with the future undiscounted cash flows the asset is expected to generate. Management must make estimates related to future cash flows and discount rates that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. If such assets are considered impaired, an impairment loss would be measured by comparing the amount by which the carrying value exceeds the fair value of the intangible asset.
SHARE-BASED PAYMENTS
Management determines costs for share-based payments using market-based valuation techniques.
The fair value of the equity-classified options, restricted share awards and warrants are determined at the date of grant using the Black-Scholes option pricing model, Finnerty model or Monte Carlo simulation, as applicable. One of the warrants provided for contingent net settlement in cash as a forward instrument, with the net settlement price based on a formula, in the event of termination of the holder’s employment within a stated period. The warrant was considered to be a compound financial instrument with an equity component of nil. The debt component was treated as cash settled and was liability classified. The fair value of this warrant was determined at each statement of financial position date, with fair value recognized over the expected service period and changes recognized in profit and loss, using the Black-Scholes option pricing model. In June 2021, this warrant was reclassified as equity as, through an addendum, it was no longer considered cash-settled. See Note 13 for further discussion.
Assumptions are made and judgments are used in applying valuation techniques. Such judgments and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates. For options and warrants valued using the Black-Scholes option pricing model, these assumptions and judgments include estimating the future volatility of the stock price, risk-free interest rate, expected dividend yield, expected term, future employee turnover rates and future employee stock option exercise behaviors and corporate performance.
During the year ended December 31, 2021, the Company granted stock options to the Company’s founders subject to market performance vesting conditions. The founders are required to hold exercised shares for a period of three years ("holding restriction") after the exercise date. The Company determined the fair value of these options using a Monte Carlo simulation and the following inputs: volatility, risk-free interest rate, expected dividend yield, holding restriction discount, and expected time to vest.
During the years ended December 31, 2022 and 2021, the Company granted stock options to certain employees and non-executives subject to employment or providing services to the Company during the vesting period. The Company determined the fair value of these options using a Black-Scholes model and the following inputs: volatility, risk-free interest rate, expected dividend yield, and expected time to vest.
During the years ended December 31, 2022 and 2021, the Company granted restricted share awards to certain non-executives subject to providing services during the vesting period. The Company determined the fair value of these options using a Finnerty model and the following inputs: volatility, risk-free interest rate, expected dividend yield, and length of holding period.
See Note 14 for additional information on the valuation of options and warrants.
COMMON STOCK VALUATIONS
For valuations after the completion of the listing of our common stock on The Nasdaq Global Market, our board of directors determine the fair value of each share of underlying common stock based on the closing price of our common stock as reported on the date of grant.
In valuing our common stock, prior to the listing of our common stock on The Nasdaq Global Market, the fair value of our business, or enterprise value, was determined using a combination of the market and income approaches. We believe both approaches are relevant and meaningful given our robust Company projections, publicly traded comparable stock information available and the price in the most recent equity transaction. The market approach estimates value based on a comparison of the subject company to comparable public companies in a similar line of business and secondary transactions of our capital stock. From the comparable companies, a representative market value multiple is determined and then applied to the subject company’s financial results to estimate the value of the subject company. The market approach also includes consideration of the transaction price of secondary sales of our capital stock by investors. The income approach estimates the fair value of a company based on the present value of the company’s future estimated cash flows and the residual value of the company beyond the forecast period. These future cash flows, including the cash flows beyond the forecast period for the residual value, are discounted to their present values using an appropriate discount rate, to reflect the risks inherent in the company achieving these estimated cash flows.
Our assessments of the fair value of common stock for grant dates were based in part on the current available financial and operational information and the common stock value provided in the most recent valuation as compared to the timing of each grant. For financial reporting purposes, we considered the amount of time between the valuation date and the grant date to determine whether to use the latest common stock valuation or a straight-line interpolation between the two valuation dates. This determination included an evaluation of whether the subsequent valuation indicated that any significant change in valuation had occurred between the previous valuation and the grant date.
TAXATION
Deferred tax assets are recognized to the extent that it is probable future taxable profits will be available against which the temporary differences can be utilized. The key areas in this area are that the capital allowances to which the deferred tax asset relate will be accepted by the relevant tax authorities and whether it is probable that there will be suitable taxable profits against which any deferred tax assets can be utilized. The deferred tax asset recognized as of December 31, 2022 was based on management’s performance projections for 2023 – 2027. The deferred tax asset recognized as of December 31, 2021 was based on management’s performance projections for 2022 – 2026. We operate in a number of international tax jurisdictions. Judgement is required in respect of the interpretation of state, federal and international tax law and practices as e-commerce and tax continues to evolve. We file our tax returns and duty calculations and estimate our tax provisions based on current tax rules and practices and our transfer pricing policy, together with advice received from professional advisors and believe that our accruals for tax liabilities are adequate.
In January 2022 the Group concluded acquisition of RotoSports Inc (Note 5), which resulted in recognition of deferred tax liability on a temporary difference in fair value and tax base of intangible assets acquired as a part of the business combination. As of December 31, 2022 the deferred tax liability was partly offset by deferred tax asset recogized on taxable losses from the US based operations in the post acquisition period. The balances are presented on a net basis in the statement of financial position as of December 31, 2022.
Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial information and the corresponding tax bases used in the computation of taxable profit and is accounted for using the balance sheet liability method. Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.
Deferred tax is calculated at the tax rates that are expected to apply to the period when the asset is realized, or the liability is settled based upon tax rates that have been enacted or substantively enacted by the Consolidated Statement of Financial Position date. Deferred tax is charged or credited in the Consolidated Statement of Comprehensive (Loss) and Income.
The carrying amount of deferred tax assets is reviewed at each Consolidated Statement of Financial Position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is measured using tax rates that have been enacted or substantively enacted by the Consolidated Statement of Financial Position date and are expected to apply when the related deferred tax asset or liability is realized or settled.